Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
	Year Ended
	December 31, 2020	December 31, 2019
Expected term	0.14 – 5.00	2.79 – 5.00
Risk-free interest rate	0.22 – 0.41%	1.3 – 2.7%
Expected dividend yield	0.0%	0.0%
Expected volatility	85% – 90%	80%

Schedule of Share-based Payment Arrangement, Option, Activity
	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as at December 31, 2019	1,195,544	$14.18	3.21	$3,194
Granted	121,291	$6.71	3.64
Exercised	(88,706)	$0.24	—	$705
Forfeited	(331,241)	$11.86	—
Balance as at December 31, 2020	896,888	$5.22	3.96	$2,889
Vested and expected to vest as at December 31, 2020	885,607	$5.60	3.97	$2,906
Vested and exercisable as at December 31, 2020	419,498	$6.80	3.78	$944

Schedule of Unvested Restricted Stock Units Roll Forward
	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2019	—	$—
Granted	83,715	3.25
Vested	(2,989)	3.25
Canceled/forfeited	(2,092)	3.25
Unvested as of December 31, 2020	78,634	$3.25